Submission	Sep. 17, 2024
Submission [Line Items]
Central Index Key	0001731348
Registrant Name	Tilray Brands, Inc.
Registration File Number	333-267788
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES